6 Bonds and Securities (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Bonds and securities		R$ 300,530	R$ 282,081
Bonds and securities, current		1,465	3,112
Bonds and securities, noncurrent		299,065	278,969
Bank deposit certificates - CDB [member]
Disclosure of fair value measurement of assets [line items]
Bonds and securities		R$ 62,638	50,216
Index		90% to 101% of CDI
Committed operation [member]
Disclosure of fair value measurement of assets [line items]
Bonds and securities			3,632
Index		96.5% of CDI
Financial treasury bonds - LFT [member]
Disclosure of fair value measurement of assets [line items]
Bonds and securities		R$ 751	733
Index		Selic
National treasury bills - LTN [member]
Disclosure of fair value measurement of assets [line items]
Bonds and securities			1,696
Index		CDI
Quotas in funds [member]
Disclosure of fair value measurement of assets [line items]
Bonds and securities	[1]	R$ 237,141	R$ 225,804
Index	[1]	CDI

[1]	These are fixed income funds in the Parent Company and reserve accounts intended to comply with contracts with BNDES, in other companies.